Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock Class A	Common stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 95	$ 888		$ (8,770,255)	$ (8,769,272)
Balance (in Shares) at Dec. 31, 2022	953,750	8,881,250
Conversion of Class B common stock to Class A common stock	$ 888	$ (888)
Conversion of Class B common stock to Class A common stock (in Shares)	8,881,250	(8,881,250)
Class A common stock to be transferred to fund promissory note			239,759		239,759
Excise tax payable attributable to redemption of Class A common stock				(2,396,049)	(2,396,049)
Remeasurement of common stock subject to redemption				(5,445,229)	(5,445,229)
Net Income (loss)				1,339,504	1,339,504
Balance at Dec. 31, 2023	$ 983		239,759	(15,272,029)	(15,031,287)
Balance (in Shares) at Dec. 31, 2023	9,835,000
Class A common stock to be transferred to fund promissory note			162,894		162,894
Excise tax payable attributable to redemption of Class A common stock				(216,777)	(216,777)
Remeasurement of common stock subject to redemption			(402,653)	(723,614)	(1,126,267)
Net Income (loss)				(2,648,946)	(2,648,946)
Balance at Dec. 31, 2024	$ 983			$ (18,861,366)	$ (18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000